SUBSEQUENT EVENTS - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - DSS holding - Subsequent Events $ in Thousands		9 Months Ended
	Mar. 27, 2019 USD ($) item	Dec. 31, 2018 USD ($)
Subsequent Event [Line Items]
Number of Vessels Acquired | item	25
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	$ 10
Repayments of Debt	30	$ 20
Extinguishment of Debt, Amount	30	$ 20
$360 Facility
Subsequent Event [Line Items]
Term loan amount	300,000,000
Revolving loan	$ 60,000,000
Number of vessels collateralized | item	25
Term of adjusted amortization schedule	17 years
Interest rate margin	2.65%
Percentage of commitment fees	1.06%
Diamond S Shipping
Subsequent Event [Line Items]
Number of vessels owned and operated | item	68
Diamond S Shipping | $360 Facility
Subsequent Event [Line Items]
Term loan amount	$ 360,000,000